Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																																										12 Months Ended
	Dec. 14, 2021	Nov. 16, 2021	Nov. 12, 2021	Oct. 26, 2021	Sep. 13, 2021	Aug. 12, 2021	Jul. 26, 2021	Jun. 14, 2021	May 13, 2021	Apr. 28, 2021	Mar. 15, 2021	Feb. 19, 2021	Feb. 11, 2021	Jan. 27, 2021	Dec. 15, 2020	Nov. 25, 2020	Nov. 09, 2020	Sep. 15, 2020	Aug. 20, 2020	Aug. 04, 2020	Jun. 15, 2020	May 21, 2020	May 14, 2020	May 06, 2020	Mar. 16, 2020	Feb. 21, 2020	Feb. 05, 2020	Dec. 16, 2019	Nov. 14, 2019	Nov. 13, 2019	Oct. 29, 2019	Sep. 16, 2019	Aug. 09, 2019	Jul. 24, 2019	Jun. 17, 2019	May 10, 2019	Apr. 24, 2019	Mar. 15, 2019	Feb. 22, 2019	Feb. 13, 2019	Jan. 29, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Owners' Capital/Partners' Equity
Amount paid																																										$ 31,877	$ 69,556	$ 137,953
Common units
Owners' Capital/Partners' Equity
Cash distribution declared				$ 0.01			$ 0.01			$ 0.01				$ 0.01			$ 0.01			$ 0.125				$ 0.125			$ 0.561				$ 0.55			$ 0.55			$ 0.55				$ 0.55
Amount paid			$ 522			$ 522			$ 485				$ 485			$ 485			$ 6,022			$ 5,967				$ 26,754				$ 26,437			$ 26,640			$ 26,911				$ 26,929
Preference units
Owners' Capital/Partners' Equity
Amount paid	$ 7,287				$ 7,412			$ 7,582			$ 7,582				$ 7,582			$ 7,582			$ 7,582				$ 7,582			$ 7,582				$ 7,582			$ 7,582			$ 8,290
Series A preference units
Owners' Capital/Partners' Equity
Cash distribution declared		$ 0.5390625					0.5390625		$ 0.5390625			$ 0.5390625					0.5390625			0.5390625			$ 0.5390625				0.5390625		$ 0.5390625					0.5390625		$ 0.5390625			$ 0.5390625
Series B preference units
Owners' Capital/Partners' Equity
Cash distribution declared		0.5125					0.5125		0.5125			0.5125					0.5125			0.5125			0.5125				0.5125		0.5125					0.5125		0.5125			0.5125
Series C preference units
Owners' Capital/Partners' Equity
Cash distribution declared		$ 0.53125					$ 0.53125		$ 0.53125			$ 0.53125					$ 0.53125			$ 0.53125			$ 0.53125				$ 0.53125		$ 0.53125					$ 0.53125		$ 0.53125			$ 0.7083